Note 7 - Balance Sheet Disclosures - Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	€ 1,753		€ 2,246
Additions	38,731		1,472
Acquisition or manufacturing costs Dec. 31	40,484		1,753		€ 2,246
Balance as of Jan. 1, 2022	(269)		(144)
Impairment	(39,264)		(1,965)		0
Depreciation	(284)		(125)		(61)
Balance as of Dec. 31, 2022	(39,817)		(269)		(144)
Carrying Amount Jan. 1	1,484	[1]	2,102
Carrying Amount Dec. 31	667		1,484	[1]	2,102
Reclassifications			0
Equipment and hardware [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	1,048		281
Additions	667		546
Acquisition or manufacturing costs Dec. 31	1,715		1,048		281
Balance as of Jan. 1, 2022	(269)		(144)
Impairment	(791)		0
Depreciation	(284)		(125)
Balance as of Dec. 31, 2022	(1,344)		(269)		(144)
Carrying Amount Jan. 1	779		137
Carrying Amount Dec. 31	371		779		137
Reclassifications			221
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	705		1,965
Additions	38,064		926
Acquisition or manufacturing costs Dec. 31	38,769		705		1,965
Balance as of Jan. 1, 2022	0		0
Impairment	(38,473)		(1,965)
Depreciation	0		0
Balance as of Dec. 31, 2022	(38,473)		0		0
Carrying Amount Jan. 1	705		1,965
Carrying Amount Dec. 31	€ 296		705		€ 1,965
Reclassifications			€ (221)

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.